Note 13 - Contingencies, Environmental and Legal Matters (Details) - Outstanding Legal Reserves (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Note 13 - Contingencies, Environmental and Legal Matters (Details) - Outstanding Legal Reserves [Line Items]
Other long-term liabilities	$ 35,956	$ 30,387
	5,364	4,765
Legal Reserve [Member]
Note 13 - Contingencies, Environmental and Legal Matters (Details) - Outstanding Legal Reserves [Line Items]
Accrued expenses and other current liabilities	463	69
Other long-term liabilities	$ 4,901	$ 4,696